Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
NOTE C - FAIR VALUE MEASUREMENTS
The Plan values assets in accordance with the fair value standard. The standard clarifies the definition of fair value, establishes a framework for measuring fair value, and expands the disclosures for fair value measurement. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level
 1
– Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level
 2
– Inputs to the valuation methodology include:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in inactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability;

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level
 3
– Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Common stock
:
Valued at the closing price reported on the active market on which the individual security is traded.
Mutual funds
:
Valued at the net asset value of shares held by the Plan at year end in an active market. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Common collective trust fund
:
Valued at the net asset value of units of the collective trust. The net asset value is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
Pooled separate accounts
:
Valued at the net asset value of the funds as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying securities held by the separate account, less liabilities, divided by the number of units outstanding. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. The Capital Group EuroPacific Growth Pooled Separate Account invests exclusively in the Capital Group EuroPacific Growth Trust, a common collective trust. The fund seeks long-term capital appreciation by investing primarily in equity securities of companies located in developed and emerging markets outside the United States, with a diversified approach across countries, sectors, and industries. The Putnam U.S. Large Cap Value Fund (IS Platform) is a pooled separate account advised by Putnam Investments. The fund’s objective is long-term capital appreciation through investment in a diversified portfolio of primarily large-capitalization U.S. equity securities selected using a value-oriented investment approach.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan’s management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$425,244,904	$—	$—	$425,244,904
Common stock	19,837,600	—	—	19,837,600

Total assets in the fair value hierarchy	$445,082,504	—	—	$445,082,504
Investments measured at Net Asset Value (NAV)*				44,188,270

Investments at fair value	$445,082,504	$—	$—	$489,270,774

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$395,783,492	$—	$—	$395,783,492
Common stock	25,464,294	—	—	25,464,294

Total assets in the fair value hierarchy	$421,247,786	—	—	$421,247,786
Investments measured at Net Asset Value (NAV)*				15,148,553

Investments at fair value	$421,247,786	$—	$—	$436,396,339

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.

The following table summarizes investments measured at fair value based on net asset value (“NAV”) per share as of December 31, 2025 and 2024, respectively.

Description	Fair Value 12/31/2025	Fair Value 12/31/2024	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common Collective Trust Fund	$14,402,226	$15,148,553	n/a	Daily	30 days
Pooled Separate Accounts	29,786,044	—	n/a	Daily	30 days

Total	$44,188,270	$15,148,553